Payden California Municipal Social Impact Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (59%
)
175,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 175
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 100
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 251
1,500,000 Antelope Valley Community College District ,
5.00%, 8/01/44  1,559
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  317
2,545,000 California Community Choice Financing
Authority B-1, 4.00%, 2/01/52 (b) 2,581
2,675,000 California Community Choice Financing
Authority F, 5.00%, 11/01/33  2,934
1,500,000 California Community Choice Financing
Authority G, 5.00%, 12/01/35  1,668
1,300,000 California Community Choice Financing
Authority 1, 5.00%, 2/01/54 (b) 1,390
1,280,000 California Community Choice Financing
Authority , 5.00%, 5/01/54 (b) 1,373
3,500,000 California Community Choice Financing
Authority B, 5.00%, 1/01/55 (b) 3,685
6,420,000 California Community Choice Financing
Authority E, 5.00%, 2/01/55 (b) 6,887
1,470,000 California Community Choice Financing
Authority F, 5.00%, 2/01/55 (b) 1,591
3,265,000 California Community Choice Financing
Authority C, 5.00%, 12/01/55 (b) 3,490
1,190,000 California Community Choice Financing
Authority H, 5.00%, 1/01/56 (b) 1,309
2,270,000 California Community Choice Financing
Authority B, 5.00%, 3/01/56 (b) 2,481
1,950,000 California Community Choice Financing
Authority 1, 5.00%, 4/01/56 (b) 2,117
1,125,000 California Community Choice Financing
Authority E, 5.00%, 10/01/56 (b) 1,235
1,875,000 California Community Choice Financing
Authority , 5.50%, 10/01/54 (b) 2,028
255,000 California Earthquake Authority A, 5.60%,
7/01/27  259
1,000,000 California Infrastructure & Economic
Development Bank A, 3.25%, 8/01/29  1,017
2,935,000 California State Public Works Board C, 5.00%,
11/01/30  3,317
1,000,000 California State Public Works Board A, 5.00%,
4/01/34  1,198
1,785,000 California State Public Works Board C, 5.00%,
8/01/36  2,020
1,700,000 California State Public Works Board C, 5.00%,
9/01/39  1,962
750,000 California State Public Works Board , 5.00%,
11/01/46  790
1,700,000 California State Public Works Board B2, 7.80%,
3/01/35  1,910
1,460,000 California State Public Works Board G2, 8.36%,
10/01/34  1,704
1,580,000 City & County of San Francisco CA C, 3.00%,
6/15/33  1,581
2,000,000 City & County of San Francisco CA R1, 5.00%,
4/01/39  2,333
1,250,000 Colton Joint Unified School District A, 5.00%,
8/01/41 BAM (a) 1,425
Principal
or Shares Security Description
Value
(000)
45,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  $ 45
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,051
835,000 El Rancho Unified School District , 2.06%,
8/01/28 (c) 793
1,050,000 Evergreen School District , 5.00%, 8/01/38  1,301
625,000 Fontana Public Facilities Financing Authority A,
5.00%, 11/01/40  720
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 1,059
1,025,000 Grossmont Union High School District , 4.00%,
8/01/33  1,027
850,000 Hartnell Community College District A, 0.06%,
8/01/36 (c) 552
1,095,000 Hartnell Community College District B, 3.00%,
8/01/45  881
1,285,000 Inglewood Unified School District B, 5.50%,
8/01/37  1,564
3,000,000 Inglewood Unified School District B, 5.50%,
8/01/43  3,457
1,000,000 Jefferson Union High School District B, 5.00%,
8/01/44  1,105
2,000,000 Los Angeles County Facilities Inc. A, 5.00%,
12/01/43  2,122
500,000 Los Angeles County Public Works Financing
Authority B, 5.00%, 12/01/31  501
5,570,000 Los Angeles County Public Works Financing
Authority G, 5.00%, 12/01/41  6,184
2,500,000 Los Angeles County Public Works Financing
Authority J, 5.00%, 12/01/42  2,841
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  8,957
1,655,000 Los Angeles County Public Works Financing
Authority , 7.49%, 8/01/33  1,805
2,415,000 Los Angeles Unified School District 1, 5.00%,
7/01/40  2,817
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,113
1,000,000 Mt San Antonio Community College District A,
5.00%, 8/01/42  1,148
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  509
3,000,000 Municipal Improvement Corp. of Los Angeles A,
5.00%, 5/01/39  3,434
1,360,000 National School District C, 5.00%, 8/01/46  1,452
1,000,000 Ontario Public Financing Authority A, 5.00%,
11/01/44  1,095
2,575,000 Ontario Public Financing Authority A, 5.00%,
11/01/45  2,789
1,000,000 Palo Alto Unified School District , 3.25%, 8/01/42  939
1,725,000 Peralta Community College District 4, 3.72%,
8/05/31 NATL (a)(b) 1,725
1,000,000 Peralta Community College District 1, 5.00%,
8/01/45  1,104
1,000,000 Pittsburg Unified School District A, 5.00%,
8/01/43 AGC (a) 1,104
1,125,000 Riverside Unified School District , 5.00%, 8/01/38  1,337
4,830,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,905
3,075,000 San Bernardino Community College District B,
5.00%, 8/01/42  3,432
1,150,000 San Bernardino County Transportation Authority
A, 5.00%, 3/01/40  1,364

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
1,500,000 San Diego Public Facilities Financing Authority
A, 5.00%, 10/15/38  $ 1,783
1,500,000 San Diego Unified School District 5C, 5.00%,
7/01/39  1,760
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,574
2,380,000 San Diego Unified School District 3, 5.00%,
7/01/48  2,521
725,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/40
AGC (a) 832
1,050,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/43
AGC (a) 1,163
2,590,000 San Joaquin Valley Clean Energy Authority A,
5.50%, 1/01/56 (b) 2,915
1,000,000 San Leandro Unified School District B, 5.00%,
8/01/43 BAM (a) 1,047
1,825,000 San Mateo Union High School District , 5.00%,
9/01/34  2,159
2,500,000 Santa Clara Valley Transportation Authority 2,
3.72%, 6/01/55 (b) 2,500
1,810,000 Saugus Union School District School Facilities
Improvement District No 2014-1 C, 3.00%,
8/01/37  1,753
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  200
1,500,000 State Center Community College District B,
3.00%, 8/01/39  1,425
1,850,000 State of California , 4.00%, 8/01/34  2,065
1,000,000 State of California CU, 4.85%, 12/01/46  1,036
2,740,000 State of California , 5.00%, 3/01/31  3,127
1,725,000 State of California , 5.00%, 3/01/32  2,007
2,000,000 State of California , 5.00%, 12/01/35  2,229
3,065,000 State of California , 5.00%, 8/01/36  3,673
3,700,000 State of California , 5.00%, 8/01/46  3,741
3,750,000 State of California , 5.00%, 10/01/47  3,765
2,455,000 Stockton Unified School District A, 5.00%,
8/01/45 BAM (a) 2,696
475,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  396
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  351
1,575,000 West Sonoma County Union High School District
D, 5.00%, 8/01/50  1,658
Total General Obligation (Cost - $166,317) 171,295
Mortgage Backed  (0%
)
1,833,474 Freddie Mac Multifamily ML Certificates 2023-
ML16, 2.75%, 11/25/35  1,684
Revenue  (37%
)
Airport/Port  (3%)
1,200,000 City of Los Angeles Department of Airports B,
AMT, 5.00%, 5/15/33  1,259
1,375,000 City of Los Angeles Department of Airports D,
5.00%, 5/15/45  1,507
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,246
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 401
Principal
or Shares Security Description
Value
(000)
3,550,000 San Francisco City & County Airport Comm-San
Francisco International Airport D, AMT, 5.00%,
5/01/30  $ 3,884
9,297
Education  (7%)
1,075,000 California Educational Facilities Authority ,
5.25%, 4/01/40  1,360
1,000,000 California Educational Facilities Authority A,
5.25%, 10/01/44  987
750,000 California State University B3, 3.13%,
11/01/51 (b) 751
2,000,000 California State University A, 5.00%, 11/01/37  2,391
1,080,000 California State University A, 5.00%, 11/01/39  1,153
1,080,000 Modesto Elementary School District A, 5.00%,
8/01/45  1,173
1,000,000 Modesto High School District B, 5.00%, 8/01/45  1,093
230,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 231
1,540,000 Redwoods Community College District , 5.00%,
8/01/44 BAM (a) 1,659
1,115,000 University of California CD, 5.00%, 5/15/36  1,351
2,330,000 University of California S, 5.00%, 5/15/39  2,608
1,310,000 University of California CA, 5.00%, 5/15/40  1,507
1,200,000 University of California BS, 5.00%, 5/15/42  1,347
2,150,000 University of California CD, 5.25%, 5/15/40  2,673
20,284
Facility  (0%)
850,000 Abag Finance Authority for Nonprofit Corps. ,
3.25%, 12/01/30 (b) 850
Healthcare  (3%)
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  512
1,015,000 California Health Facilities Financing Authority ,
5.00%, 10/01/39 (b) 1,046
1,750,000 California Health Facilities Financing Authority
B, 5.00%, 11/15/46  1,760
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  708
2,450,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/42  2,634
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53 (b) 793
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 330
7,783
Housing  (13%)
800,000 California Housing Finance Agency JJ, 2.90%,
5/01/47 (a)(b) 799
2,917,522 California Housing Finance Agency K, 3.75%,
12/01/33 (a) 3,007
3,543,697 California Housing Finance Agency 2021, 3.75%,
3/25/35  3,629
1,590,000 California Housing Finance Agency T, 4.10%,
7/01/40 (a) 1,605
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54 (b) 1,377
2,390,000 California Housing Finance Agency A, 6.25%,
8/01/55 (a) 2,529
2,437,169 California Municipal Finance Authority A, 2.65%,
3/01/40 (a) 2,021

Principal
or Shares Security Description
Value
(000)
2,500,000 California Municipal Finance Authority A, 2.95%,
1/01/56 (b) $ 2,505
2,400,000 California Municipal Finance Authority B, 3.00%,
10/01/29 (b) 2,414
520,000 California Municipal Finance Authority 1, 5.00%,
6/01/56 (b) 551
957,594 California Statewide Communities Development
Authority C, 2.00%, 7/01/38 (a) 755
1,000,000 California Statewide Communities Development
Authority , 5.00%, 11/01/39 (a) 1,115
3,188,622 City & County of San Francisco CA J, 2.55%,
7/01/39 (a) 2,618
2,458,949 Freddie Mac Multifamily ML Certificates , 2.25%,
9/25/37  2,074
1,579,695 Freddie Mac Multifamily ML Certificates 2022-
ML13, 2.88%, 7/25/36  1,475
3,715,000 Los Angeles Housing Authority A, 3.00%,
1/01/46 (b) 3,734
2,185,000 Los Angeles Housing Authority A, 3.75%,
4/01/34 (a) 2,231
1,500,000 Sacramento County Housing Authority D, 2.34%,
5/15/31 (b) 1,500
2,795,000 San Diego Housing Authority Inc. E, 4.20%,
6/01/40 (a) 2,829
38,768
Industrial Development/Pollution Control  (3%)
1,000,000 California Municipal Finance Authority B, AMT,
3.38%, 9/01/50 (b) 1,002
1,725,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/29  1,834
1,550,000 County of Santa Barbara CA A, 5.00%, 12/01/38  1,650
625,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 567
2,355,000 River City Regional Stadium Finance Authority ,
8.09%, 11/01/29 (a)(d) 2,503
7,556
Power  (2%)
1,800,000 Anaheim Housing & Public Improvements
Authority B, 5.00%, 10/01/43  1,946
1,000,000 City of Roseville CA Electric System Revenue ,
5.00%, 2/01/44  1,115
2,250,000 City of Roseville CA Electric System Revenue ,
5.00%, 2/01/45  2,478
Principal
or Shares Security Description
Value
(000)
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) $ 909
6,448
Transportation  (3%)
1,100,000 Bay Area Toll Authority , 4.00%, 4/01/37  1,119
1,000,000 Port of Los Angeles B1, 5.00%, 8/01/41  1,155
4,590,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/48  4,609
6,883
Water & Sewer  (3%)
1,000,000 City of San Francisco CA Public Utilities
Commission Water Revenue F, 5.00%, 11/01/39  1,249
1,300,000 East Bay Municipal Utility District Water System
Revenue B, 5.00%, 6/01/45  1,435
3,000,000 Irvine Ranch Water District A, 1.75%,
10/01/41 (b) 3,000
2,000,000 Metropolitan Water District of Southern
California 3, 5.00%, 7/01/37 (b) 2,268
1,450,000 Rancho Water District Financing Authority A,
3.00%, 8/01/40  1,357
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  101
9,410
Total Revenue (Cost - $104,877) 107,279
U.S. Treasury  (3%
)
1,600,000 U.S. Treasury Bill , 3.91%, 5/14/26 (c) 1,584
5,900,000 U.S. Treasury Note , 3.88%, 7/31/30  5,928
1,492,000 U.S. Treasury Note , 4.38%, 8/31/28  1,521
Total U.S. Treasury (Cost - $9,024) 9,033
Investment Company  (1%
)
3,137,157 Payden Cash Reserves Money Market Fund*
(Cost $3,137) 3,137
Total Investments (Cost - $285,017) (100%)
292,428
Liabilities in excess of Other Assets (0%) (123)
Net Assets (100%) $ 292,305
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Yield to maturity at time of purchase.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 196 Mar-26 $ 21,350 $ (5) $ (5)